Stock Options - Schedule Stock-Based Compensation Fair Value (Details)	12 Months Ended
Apr. 30, 2014
Fair Value Disclosures [Abstract]
Risk-free rate	36.00%
Dividend yield	0.00%
Volatility	124.00%
Weighted average expected life of the options	2 years